Defined Benefit Liabilities (Assets) - Additional Information (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2017 KRW (₩) yr
Disclosure of defined benefit plans [abstract]
Expected contributions in 2018 | ₩	₩ 146,086
Weighted average durations of defined benefit obligations | yr	8.17